Transactions and Balances with Related Parties	12 Months Ended
Dec. 31, 2018
Transactions and Balances with Related Parties [Abstract]
TRANSACTIONS AND BALANCES WITH RELATED PARTIES

NOTE 20—TRANSACTIONS AND BALANCES WITH RELATED PARTIES

The Company’s key management personnel include members of the executive management and board of directors, in accordance with the definition of Related Parties in IAS 24.

A.	Transactions with and benefits to related parties

	Year ended December 31
	2016	2017	2018
	NIS in thousands
CEO’s salary*	2,010	1,988	2,129
Share-based payments portion	1,066	455	793
Remuneration of directors	1,214	613	1,057
Share-based payments portion	558	279	627
Number of directors	6	6	7

Regarding benefits to other key management personnel—see C below.

*	In accordance with the CEO’s employment agreement, the CEO will be eligible for a bonus based on qualitative criteria and parameters determined by the Company, which will amount to a maximum of four salaries, plus a special bonus based on the fulfillment of additional conditions.

B.	Balances with related parties:

	December 31
	2017	2018
	NIS in thousands
For salary, incidentals and other benefits, the balance is stated in other payables under current liabilities	(577)	(180)

C.	Benefits for key officers

Compensation for the Deputy CEO & CFO, VP Research and Development, COO, VP commercialization, Chief Scientist, and VP Quality Assurance, defined as key management personnel, for their services provided to the Company, is as follows:

	Year ended December 31
	2016	2017	2018
	NIS in thousands
Salary and other short-term benefits	3,917	4,119	4,503
Share-based payments	2,147	1,051	1,261
	6,064	5,170	5,764
Number of key managers	6	6	7	*

*	Includes cost of salary to two former executive officers who ended their tenure during 2018.